Contractual Obligations, Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Contractual Obligations [Abstract]
Rental expense	$ 180,200,000	$ 245,700,000	$ 294,800,000
Payment of penalty fine			$ 614,250